Financial Risk Management - Changes in Level 3 Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
At the beginning of the year	$ 14,003,275
At the end of the year	14,398,218	$ 14,003,275
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
At the beginning of the year	23,242	23,234
Acquisition	3,681
Decrease due to write down	(564)
Currency translation adjustment and others	50	8
At the end of the year	$ 26,409	$ 23,242